Equity and Earnings per Share - Noncontrolling Interest (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Net Income (Loss)	$ (159,556)	$ 6,131	$ 10,624
Noncontrolling interests in loss of consolidated subsidiaries	(87,528)
Transfers (to) from non-controlling interests:
Increase in Sunlight's shareholders' equity for the delivery of Class EX Units primarily in connection with vested provisionally-vested Class EX Units	30,379
Dilution impact of equity transactions	30,379
Net income (loss) attributable to Class A shareholders	(159,556)	$ 6,131	$ 10,624
Change from transfers (to) from non-controlling interests and from net income (loss) attributable to Class A shareholders	$ (129,177)
Sunlight Financial LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest percent	35.00%	34.90%
Sunlight Financial LLC
Noncontrolling Interest [Line Items]
Net Income (Loss)	$ (249,993)
Transfers (to) from non-controlling interests:
Net income (loss) attributable to Class A shareholders	$ (249,993)